Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 864.5	$ 10.4	₨ 779.8
On merger of eHDFC	25.1	0.3	0.0
Realized interest credited to fund	64.0	0.8	54.8
Contribution during the period	70.9	0.9	148.6
Amount paid towards claim	(165.4)	(2.0)	(118.7)
Ending Balance	₨ 859.1	$ 10.4	₨ 864.5